Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss	$ (43,465)	$ (68,477)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	25,481	23,475
Write-down of inventories	2,290	4,360
Impairment loss/(gain) on trade receivables	169	(16)
Share-based compensation	6,370	7,045
Movements in provisions	(7,493)	(7,670)
Finance (income) and expenses, net	14,298	22,505
Income tax expense	507	5,265
Loss on disposal of property, plant and equipment and intangible assets	(275)
Other	(1,121)	(86)
Interest received	111	1,035
Interest paid	(11,458)	(11,829)
Income tax paid	(2,386)	(1,674)
Changes in working capital:
Increase in inventories	(8,254)	(959)
Decrease in trade receivables, other current receivables, prepaid expenses	2,597	6,382
Increase in trade payables, other current liabilities, accrued expenses	21,065	5,639
Net cash flows used in operating activities	(1,564)	(15,005)
Investing activities
Purchase of intangible assets	(1,744)	(921)
Purchase of property, plant and equipment	(8,977)	(9,778)
Proceeds from sales of property, plant and equipment	310	70
Other	(72)	409
Net cash flows used in investing activities	(10,483)	(10,220)
Financing activities
Repayment of liabilities to credit institutions		(1,320)
Proceeds from liabilities to credit institutions	1,448
Payment of loan transaction costs	(1,517)	(1,020)
Repayment of lease liabilities	(6,418)	(5,811)
Cash flows used in financing activities	(6,487)	(8,151)
Net decrease in cash and cash equivalents	(18,534)	(33,376)
Cash and cash equivalents at the beginning of the period	64,345	98,923
Exchange rate differences in cash and cash equivalents	(1,164)
Cash and cash equivalents at the end of the period	$ 44,647	$ 67,931